Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000106439 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000106439 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000106439 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000106439 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106439 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106439 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106439 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000106439 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000106439 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000106439 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000106439 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000106439 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000106439 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000106439 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000106439 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000106439 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000106439 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000106439 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000106439 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000106439 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106439 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078717 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078717 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078717 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078717 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078717 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078717 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078717 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000078717 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000078717 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000078717 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000078717 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000078717 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000078717 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000078717 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000078717 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000078717 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000078717 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078717 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000078717 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000078717 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078717 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078716 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078716 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078716 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078716 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078716 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078716 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078716 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000078716 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000078716 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000078716 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000078716 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000078716 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000078716 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000078716 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000078716 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000078716 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000078716 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078716 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000078716 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000078716 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078716 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000113486 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000113486 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000113486 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000113486 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000113486 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000113486 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000113486 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000113486 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000113486 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000113486 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000113486 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000113486 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000113486 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000113486 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000113486 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000113486 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000113486 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000113486 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000113486 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000113486 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000113486 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000177896 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000177896 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000177896 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000177896 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000177896 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000177896 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000177896 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000177896 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000177896 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000177896 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000177896 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000177896 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000177896 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000177896 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000177896 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000177896 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000177896 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177896 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000177896 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000177896 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000177896 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001795 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000001795 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000001795 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001795 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000001795 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001795 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001795 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001795 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000001795 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000001795 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000001795 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000001795 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000001795 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000001795 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001795 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000001795 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000001795 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000001795 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000001795 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000001795 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001795 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001794 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000001794 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000001794 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001794 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000001794 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001794 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001794 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001794 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000001794 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000001794 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000001794 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000001794 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000001794 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000001794 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001794 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000001794 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000001794 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000001794 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000001794 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000001794 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001794 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001792 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000001792 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000001792 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001792 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000001792 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001792 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001792 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001792 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000001792 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000001792 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000001792 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000001792 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000001792 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000001792 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001792 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000001792 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000001792 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000001792 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000001792 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000001792 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001792 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134711 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134711 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134711 [Member] | The Williams Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134711 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134711 [Member] | E ON SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134711 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134711 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134711 [Member] | Engie SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134711 [Member] | ENN Energy Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134711 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134711 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000134711 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000134711 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000134711 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134711 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134711 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000134711 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000134711 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134711 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134711 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134711 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134711 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134711 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000134711 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000134711 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134711 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000134711 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000134711 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000141694 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141694 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000141694 [Member] | The Williams Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141694 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000141694 [Member] | E ON SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000141694 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000141694 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141694 [Member] | Engie SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141694 [Member] | ENN Energy Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141694 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141694 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000141694 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000141694 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000141694 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000141694 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141694 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000141694 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000141694 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141694 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141694 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000141694 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000141694 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000141694 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000141694 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000141694 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000141694 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000141694 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000141694 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000134712 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134712 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134712 [Member] | The Williams Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134712 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134712 [Member] | E ON SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134712 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134712 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134712 [Member] | Engie SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134712 [Member] | ENN Energy Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134712 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134712 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000134712 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000134712 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000134712 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134712 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134712 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000134712 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000134712 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134712 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134712 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134712 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134712 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134712 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000134712 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000134712 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134712 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000134712 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000134712 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000134713 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134713 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134713 [Member] | The Williams Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134713 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134713 [Member] | E ON SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134713 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134713 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134713 [Member] | Engie SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134713 [Member] | ENN Energy Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134713 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134713 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000134713 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000134713 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000134713 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134713 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134713 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000134713 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000134713 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134713 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134713 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134713 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134713 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134713 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000134713 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000134713 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134713 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000134713 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000134713 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000134714 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134714 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134714 [Member] | The Williams Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134714 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134714 [Member] | E ON SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134714 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134714 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134714 [Member] | Engie SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134714 [Member] | ENN Energy Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134714 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134714 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000134714 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000134714 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000134714 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134714 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134714 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000134714 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000134714 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134714 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134714 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134714 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134714 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134714 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000134714 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000134714 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134714 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000134714 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000134714 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000193016 [Member] | Braze Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193016 [Member] | Adeia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193016 [Member] | Vicor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193016 [Member] | Generac Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193016 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193016 [Member] | Banner Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193016 [Member] | The Timken Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193016 [Member] | Kulicke And Soffa Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193016 [Member] | Ambarella Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193016 [Member] | SouthState Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193016 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193016 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000193016 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000193016 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193016 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000193016 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000193016 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193016 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000193016 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000193016 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000193016 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193016 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134720 [Member] | Braze Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134720 [Member] | Adeia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134720 [Member] | Vicor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134720 [Member] | Generac Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134720 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134720 [Member] | Banner Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134720 [Member] | The Timken Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134720 [Member] | Kulicke And Soffa Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134720 [Member] | Ambarella Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134720 [Member] | SouthState Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134720 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134720 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000134720 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000134720 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134720 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000134720 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000134720 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134720 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000134720 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000134720 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134720 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134720 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134719 [Member] | Braze Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134719 [Member] | Adeia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134719 [Member] | Vicor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134719 [Member] | Generac Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134719 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134719 [Member] | Banner Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134719 [Member] | The Timken Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134719 [Member] | Kulicke And Soffa Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134719 [Member] | Ambarella Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134719 [Member] | SouthState Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134719 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134719 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000134719 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000134719 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134719 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000134719 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000134719 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134719 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000134719 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000134719 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134719 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134719 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134721 [Member] | Braze Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134721 [Member] | Adeia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134721 [Member] | Vicor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134721 [Member] | Generac Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134721 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134721 [Member] | Banner Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134721 [Member] | The Timken Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134721 [Member] | Kulicke And Soffa Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134721 [Member] | Ambarella Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134721 [Member] | SouthState Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134721 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134721 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000134721 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000134721 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134721 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000134721 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000134721 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134721 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000134721 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000134721 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134721 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134721 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%